Shares issued to related parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Issuance of common shares to a Director of the Company for directors' fees.	675,000	1,000,000
Fair value of shares issued for directors' fees	$ 11,475	$ 255,000
Issuance of common shares to a Director of the Company for consulting services.	0	500,000
Fair value of shares issued for consulting services.	$ 0	$ 56,000